Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks that are compliant with regulatory requirements and exceed industry standard. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat detection and defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat protection, detection, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Our cybersecurity-related departments regularly monitor the security risk exposure of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks that are compliant with regulatory requirements and exceed industry standard. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing risks related to cybersecurity. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.
Cybersecurity Risk Role of Management [Text Block]

At the management level, our CEO, CFO and the head of the departments in connection with cybersecurity-related matters, including our chief digital safety and security officer, who is an expert in cybersecurity with over 15 years of academic and industrial experience in security research and development, operations and management, are responsible for assessing, identifying and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our CEO and CFO report to our board of directors (i) on a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) in connection with disclosure concerning cybersecurity matters in our annual report on Form 20-F.

If a cybersecurity incident occurs, our cybersecurity-related departments will promptly organize personnel for internal assessment. If it is further determined that the incident could potentially be a material cybersecurity event, the cybersecurity-related departments will promptly report the incident and assessment results to our CEO and CFO, and, to the extent appropriate, involve external legal counsels to provide advice. Our management shall prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	CEO, CFO and the head of the departments in connection with cybersecurity-related matters, including our chief digital safety and security officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	our CEO, CFO and the head of the departments in connection with cybersecurity-related matters, including our chief digital safety and security officer, who is an expert in cybersecurity with over 15 years of academic and industrial experience in security research and development, operations and management, are responsible for assessing, identifying and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

If a cybersecurity incident occurs, our cybersecurity-related departments will promptly organize personnel for internal assessment. If it is further determined that the incident could potentially be a material cybersecurity event, the cybersecurity-related departments will promptly report the incident and assessment results to our CEO and CFO, and, to the extent appropriate, involve external legal counsels to provide advice. Our management shall prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true